DESCRIPTION OF BUSINESS AND ORGANIZATION (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 07, 2017	Aug. 05, 2011	Aug. 22, 2017	Feb. 28, 2017	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 24, 2017	May 23, 2017	Oct. 31, 2016	Oct. 11, 2016	Dec. 31, 2012
Date of incorporation						Jul. 27, 2017
State of incorporation						Wyoming
Common stock shares issued					28,030,010	28,030,010	28,030,010
Common stock shares outstanding					28,030,010	28,030,010	28,030,010
Description of ownership percentage and equity interest		Kaifeng Jufeel was 49% owned by Mr. Zhang and 51% owned by Henan Jufeel Technology Group Co., Ltd. ("Henan Jufeel"), an entity owned by Mr. Zhang, before September 23, 2016. From September 23, 2016 to October 24, 2017, Mr. Zhang contributed 32.5% of the equity interests of Kaifeng Jufeel to certain shareholders (see Note 16 for details). After the contribution, Mr. Zhang owns 67.5% of the equity interests of Kaifeng Jufeel
Shareholder's Voting Proxy Agreement [Member]
Description for the term of agreement			The Shareholder’s Voting Proxy Agreement has a term of 10 years and will be mutually extended on each 10-year anniversary; provided, that in the event of the termination of the Business Operations Agreement, the Shareholder’s Voting Proxy Agreements will automatically terminate
Jufeel Holdings [Member]
Ownership interest of Ivan hold by related party	100.00%
Jufeel Holdings [Member] | Wholly Owned Subsidiaries [Member]
Date of incorporation					Jul. 27, 2017	May 10, 2017
State of incorporation						British Virgin Islands
Ownership percentage hold by related party					100.00%	100.00%
Sales director of Kaifeng Jufeel [Member]
Ownership interest of Kaifeng Jufeel hold by related party					67.50%	67.50%
Ownership interest of Hainan Zhongchen hold by related party										70.00%
Ownership interest of Wuxi Jufeel hold by related party					80.00%	80.00%
Ownership interest of Changzhou Jufeel hold by related party									70.00%
Director of Hainan Zhongchen [Member]
Equity method investments, consideration transferred												$ 3,103,133
General manager of Wuxi Jufeel [Member]
Ownership interest of Changzhou Jufeel hold by related party									30.00%
Non-controlling interests					20.00%	20.00%
Mr. Zhang [Member]
Common stock shares issued								18,892,943
Common stock shares outstanding								28,030,010
Ownership percentage hold by related party					67.40%	67.40%
Shares of Ivan transferred to related party, value	$ 1,200
Ownership interest of Kaifeng Jufeel hold by related party		49.00%
Equity method investment, shares owned					18,892,943	18,892,943
Mr. Zhang [Member] | September 23, 2016 To October 24, 2017 [Member]
Ownership interest of Kaifeng Jufeel acquired by related party					32.50%	32.50%
Henan Jufeel [Member]
Ownership interest of Kaifeng Jufeel hold by related party		51.00%
Jufeel Technology and Trading Co., Ltd. [Member]
Ownership interest of Hainan Zhongchen hold by related party												70.00%
Jufeel Nevada [Member]
Common stock shares issued				200,010
Common stock shares outstanding				200,010
Equity method investments, consideration transferred				$ 120,000
Reverse stock split				1-for-500
Mrs. Zhang Yi [Member]
Ownership interest of Wuxi Jufeel hold by related party											70.00%
Henan Jufeel Technology Investment Co., Ltd. [Member]
Ownership interest of Wuxi Jufeel hold by related party											10.00%
Mr. Lu Dajie [Member]
Ownership interest of Wuxi Jufeel hold by related party											20.00%
Former Shareholders [Member]
Common stock shares issued				30,010
Mrs. Zhang [Member]
Common stock shares issued				170,000
Jufeel Wyoming [Member] | on September 15, 2017 and October 24, 2017 [Member]
Additional shares issued to Mr. Zhang and employees by related party					27,830,000	27,830,000
VIE [Member] | Sales director of Kaifeng Jufeel [Member]
Date of incorporation					Aug. 05, 2011	Aug. 05, 2011
State of incorporation						PRC
VIE's Subsidiaries [Member] | Director of Hainan Zhongchen [Member]
Date of incorporation					Jul. 03, 2001	Jul. 03, 2001
State of incorporation						PRC
VIE's Subsidiaries [Member] | General manager of Wuxi Jufeel [Member]
Date of incorporation					Oct. 11, 2016	Oct. 11, 2016
State of incorporation						PRC